Derivative financial instruments and Short positions (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments And Short Positions
Trading derivative and used as hedge liabilities forward contracts and others one			R$ 2,623,106
Short position total	R$ 22,047,423	R$ 12,780,559	R$ 45,807,946